Financial Information of Parent Company Statements of Change in Equity and Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net unrealized gain on available-for-sale investment, net tax effect		$ (87)
Transfer to the statement of operations of realized gain on available-for-sale investment, tax effect	87
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net unrealized gain on available-for-sale investment, net tax effect		(87)
Transfer to the statement of operations of realized gain on available-for-sale investment, tax effect	$ 87